VSRM Transaction - Schedule of Reconciles the Net Assets Disposed (FY) (Details) $ in Thousands	Oct. 14, 2022 USD ($)
Business Acquisition [Line Items]
Purchase price	$ 38,200
Venture
Business Acquisition [Line Items]
Cash at closing	32,759
Net liabilities transferred	1,499
Hold back	75
Stock of acquirer	3,822
Purchase price	38,155
Cash	271
Premiums transferred to buyer	4,326
Intangible assets	38,154
Trade payables and accrued liabilities assumed by buyer	(5,838)
Net assets disposed of	36,913
Net gain	1,242
Broker fee transaction costs	$ (1,242)